Pension and Other Employee Benefits - Schedule of Reconciliation of Benefit Obligations, Plan Assets, Funded Status, and Related Actuarial Assumptions (Detail) (USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Sep. 29, 2012	Sep. 24, 2011	Sep. 25, 2010
Pension And Other Employee Benefit Plans [Line Items]
Benefit obligation at beginning of year	$ (8,064)	$ (9,093)	$ (6,736)
Service cost
Interest cost	(391)	(389)	(401)
Plan participants' contributions
Actuarial gain (loss)	(2,002)	1,092	(2,814)
Foreign exchange	383	(5)	541
Benefits paid	330	331	317
Benefit obligation at end of year	(9,744)	(8,064)	(9,093)
Plan assets
Funded status	$ (9,744)	$ (8,064)	$ (9,093)